Average Annual Total Returns - Administrative Class - PIMCO Dynamic Bond Portfolio	Administrative 1 Year	Administrative 5 Years	Administrative Since Inception	Administrative Inception Date	3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes) 1 Year	3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes) 5 Years	3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	4.81%	4.09%	2.79%	May 02, 2011	0.98%	1.51%	0.93%